Columbia Variable Portfolio – Dividend Opportunity Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.3%
Issuer	Shares	Value ($)
Communication Services 4.9%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	603,000	17,052,840
Verizon Communications, Inc.	297,700	13,503,672
Total		30,556,512
Media 1.5%
Comcast Corp., Class A	365,700	13,494,330
Total Communication Services		44,050,842
Consumer Discretionary 8.0%
Automobiles 0.7%
Ford Motor Co.	677,700	6,797,331
Distributors 0.7%
Genuine Parts Co.	55,900	6,659,926
Hotels, Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	36,700	7,624,792
McDonald’s Corp.	38,500	12,026,245
Starbucks Corp.	73,600	7,219,424
Total		26,870,461
Specialty Retail 2.9%
Best Buy Co., Inc.	60,500	4,453,405
Gap, Inc. (The)	254,400	5,243,184
Home Depot, Inc. (The)	43,900	16,088,911
Total		25,785,500
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	91,300	6,428,433
Total Consumer Discretionary		72,541,651
Consumer Staples 11.3%
Beverages 3.9%
Coca-Cola Co. (The)	261,300	18,714,306
PepsiCo, Inc.	111,200	16,673,328
Total		35,387,634
Consumer Staples Distribution & Retail 0.5%
Target Corp.	42,000	4,383,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
ConAgra Foods, Inc.	338,400	9,025,128
Kellanova	70,300	5,799,047
Total		14,824,175
Household Products 1.7%
Procter & Gamble Co. (The)	91,100	15,525,262
Tobacco 3.5%
Altria Group, Inc.	164,500	9,873,290
Philip Morris International, Inc.	137,500	21,825,375
Total		31,698,665
Total Consumer Staples		101,818,856
Energy 9.3%
Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	133,000	22,249,570
Diamondback Energy, Inc.	31,800	5,084,184
Exxon Mobil Corp.	328,400	39,056,612
Kinder Morgan, Inc.	310,500	8,858,565
Valero Energy Corp.	64,900	8,571,343
Total		83,820,274
Total Energy		83,820,274
Financials 16.9%
Banks 9.4%
Bank of America Corp.	382,500	15,961,725
Citigroup, Inc.	159,200	11,301,608
JPMorgan Chase & Co.	116,500	28,577,450
Truist Financial Corp.	162,000	6,666,300
U.S. Bancorp	242,400	10,234,128
Wells Fargo & Co.	166,900	11,981,751
Total		84,722,962
Capital Markets 4.8%
Blackrock, Inc.	9,100	8,612,968
Blackstone, Inc.	37,700	5,269,706
CME Group, Inc.	39,800	10,558,542
Goldman Sachs Group, Inc. (The)	34,100	18,628,489
Total		43,069,705

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.7%
American Financial Group, Inc.	51,000	6,698,340
MetLife, Inc.	109,300	8,775,697
Total		15,474,037
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Starwood Property Trust, Inc.	453,600	8,967,672
Total Financials		152,234,376
Health Care 13.5%
Biotechnology 4.3%
AbbVie, Inc.	133,200	27,908,064
Amgen, Inc.	33,700	10,499,235
Total		38,407,299
Health Care Equipment & Supplies 1.5%
Medtronic PLC	154,500	13,883,370
Health Care Providers & Services 1.3%
CVS Health Corp.	175,000	11,856,250
Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	197,600	12,051,624
Johnson & Johnson	151,300	25,091,592
Merck & Co., Inc.	186,300	16,722,288
Pfizer, Inc.	171,900	4,355,946
Total		58,221,450
Total Health Care		122,368,369
Industrials 7.2%
Aerospace & Defense 1.4%
RTX Corp.	94,500	12,517,470
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	71,600	7,875,284
Building Products 0.5%
Johnson Controls International PLC	54,500	4,365,995
Industrial Conglomerates 1.4%
3M Co.	86,800	12,747,448
Machinery 1.5%
PACCAR, Inc.	44,900	4,371,913
Stanley Black & Decker, Inc.	117,800	9,056,464
Total		13,428,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.7%
Southwest Airlines Co.	206,300	6,927,554
Professional Services 0.8%
Paychex, Inc.	46,400	7,158,592
Total Industrials		65,020,720
Information Technology 9.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	370,000	22,832,700
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	227,400	10,410,372
IT Services 2.7%
International Business Machines Corp.	98,800	24,567,608
Semiconductors & Semiconductor Equipment 2.4%
Broadcom, Inc.	44,800	7,500,864
QUALCOMM, Inc.	28,300	4,347,163
Texas Instruments, Inc.	55,500	9,973,350
Total		21,821,377
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co.	283,600	4,375,948
Total Information Technology		84,008,005
Materials 2.1%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	72,500	5,104,000
Nutrien Ltd.	112,000	5,563,040
Total		10,667,040
Containers & Packaging 0.9%
International Paper Co.	149,300	7,965,155
Total Materials		18,632,195
Real Estate 5.8%
Health Care REITs 0.5%
Welltower, Inc.	30,600	4,688,226
Office REITs 0.7%
BXP, Inc.	96,400	6,477,116
Retail REITs 2.0%
Brixmor Property Group, Inc.	360,400	9,568,620
Simon Property Group, Inc.	51,700	8,586,336
Total		18,154,956
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.6%
American Tower Corp.	31,000	6,745,600
Digital Realty Trust, Inc.	56,700	8,124,543
Extra Space Storage, Inc.	54,100	8,033,309
Total		22,903,452
Total Real Estate		52,223,750
Utilities 6.0%
Electric Utilities 3.4%
NextEra Energy, Inc.	64,700	4,586,583
Southern Co. (The)	163,600	15,043,020
Xcel Energy, Inc.	159,600	11,298,084
Total		30,927,687
Gas Utilities 1.0%
UGI Corp.	276,900	9,157,083
Multi-Utilities 1.6%
DTE Energy Co.	63,300	8,752,491
Public Service Enterprise Group, Inc.	65,900	5,423,570
Total		14,176,061
Total Utilities		54,260,831
Total Common Stocks (Cost $678,563,734)		850,979,869

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.6%
Welltower OP LLC(a)
07/15/2029	3.125%	4,500,000	5,895,000
Technology 0.6%
Western Digital Corp.
11/15/2028	3.000%	3,900,000	5,015,400
Total Convertible Bonds (Cost $8,400,000)			10,910,400

Convertible Preferred Stocks 2.9%
Issuer		Shares	Value ($)
Financials 1.2%
Capital Markets 0.7%
Ares Management Corp.	6.750%	125,400	5,979,072
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	64,000	4,698,263
Total Financials			10,677,335
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	59,950	3,538,849
Total Industrials			3,538,849
Information Technology 0.8%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	87,000	4,350,000
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co.	7.625%	70,110	3,377,806
Total Information Technology			7,727,806
Utilities 0.5%
Electric Utilities 0.5%
Nextera Energy, Inc.	7.234%	102,000	4,602,240
Total Utilities			4,602,240
Total Convertible Preferred Stocks (Cost $25,264,692)			26,546,230

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	14,192,045	14,189,207
Total Money Market Funds (Cost $14,188,851)		14,189,207
Total Investments in Securities (Cost: $726,417,277)		902,625,706
Other Assets & Liabilities, Net		362,852
Net Assets		902,988,558

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $5,895,000, which represents 0.65% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	16,280,383	18,719,881	(20,811,343)	286	14,189,207	463	159,864	14,192,045
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7005_12_D01_(05/25)